Equity (Summary of Stock Options Outstanding) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	1,719,241	2,007,433
Options Outstanding, Weighted-Average Exercise Price	$ 43.89	$ 29.66
Options Exercisable, Number Exercisable	870,569
Options Exercisable, Weighted-Average Exercise Price	$ 22.70
Options Outstanding, Aggregate intrinsic value	$ 74,501
Options Exercisable, Aggregate intrinsic value	$ 53,010
$2.21 - $9.90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	$ 2.21
Range of Exercise Prices (Upper)	$ 9.90
Options Outstanding, Number Outstanding	579,605
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	3 years 11 months 12 days
Options Outstanding, Weighted-Average Exercise Price	$ 6.90
Options Exercisable, Number Exercisable	478,305
Options Exercisable, Weighted-Average Exercise Price	$ 6.79
$9.91 - $46.87 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	$ 9.91
Range of Exercise Prices (Upper)	$ 46.87
Options Outstanding, Number Outstanding	552,969
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	2 years 11 months 23 days
Options Outstanding, Weighted-Average Exercise Price	$ 28.88
Options Exercisable, Number Exercisable	282,495
Options Exercisable, Weighted-Average Exercise Price	$ 24.98
$46.88 - $101.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	$ 46.88
Range of Exercise Prices (Upper)	$ 101.98
Options Outstanding, Number Outstanding	387,097
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	8 years 7 months 6 days
Options Outstanding, Weighted-Average Exercise Price	$ 86.58
Options Exercisable, Number Exercisable	108,750
Options Exercisable, Weighted-Average Exercise Price	$ 85.79
$101.99 - $120.51 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	$ 101.99
Range of Exercise Prices (Upper)	$ 120.51
Options Outstanding, Number Outstanding	199,570
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	8 years 5 months 23 days
Options Outstanding, Weighted-Average Exercise Price	$ 106.34
Options Exercisable, Number Exercisable	1,019
Options Exercisable, Weighted-Average Exercise Price	$ 120.51